Share capital and reserves - Treasury share reserve (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 19, 2023	Dec. 31, 2024	Dec. 31, 2024	Sep. 12, 2024
Disclosure of classes of share capital [line items]
Aggregate cost to repurchase shares			$ 33,109
Additional paid-in capital
Disclosure of classes of share capital [line items]
Number of Treasury Shares Sold		214	214
Issue of Treasury shares		$ 5,223
Share issue related cost		$ 424
Ordinary shares
Disclosure of classes of share capital [line items]
Purchase Price Per Share	$ 20
Number of Shares Accepted to Purchase	1,655,426	1,655,426	1,655,426
Aggregate cost to repurchase shares	$ 33,109
Fees For Stock Repurchase	$ 58
Number Of Shares Held In Treasury That The Company Might Offer And Sell				1,757,026
Number of Treasury Shares Sold		214	214
Ordinary shares | Maximum
Disclosure of classes of share capital [line items]
Number of Shares Authorized to Purchase	2,000,000
Ordinary shares | Minimum
Disclosure of classes of share capital [line items]
Number of Shares Authorized to Purchase	1,500,000